UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-05557
                                                    ----------------------------

                 PROSPECT STREET(R) HIGH INCOME PORTFOLIO, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                   Date of reporting period: OCTOBER 31, 2006
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
13455 Noel Road, Suite 800
Dallas, TX 75240











                               PROSPECT STREET(R)
                           HIGH INCOME PORTFOLIO, INC.















                                  ANNUAL REPORT
                                OCTOBER 31, 2006



PHYMC-AR-1006


[GRAPHIC OMITTED]

PROSPECT STREET LOGO ART

CONTENTS



1    Privacy Policy
2    Letter to Stockholders
3    Portfolio Statistics
4    Schedule of Investments
10   Statement of Assets and Liabilities
11   Statement of Operations
12   Statement of Cash  Flows
13   Statements  of  Changes  in  Net  Assets
14   Financial  Highlights
15   Information Regarding Senior Securities
16   Notes to Financial Statements
23   Report of Independent Registered Public Accounting Firm
24   Additional Information







THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

--------------------------------------------------------------------------------
                            PROSPECT STREET(R) FUNDS

                                 PRIVACY POLICY

     We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.


COLLECTION OF INFORMATION
     We may collect non public personal information about you from the following sources:

     o Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

     o Web site information, including information captured through the use of "cookies"; and

     o Account history, including information about the transactions and balances in your accounts with us or our affiliates.


DISCLOSURE OF INFORMATION
     We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.


CONFIDENTIALITY AND SECURITY OF INFORMATION
     We restrict access to non public personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.


NONPUBLIC PERSONAL INFORMATION OF CHILDREN
     You must be at least 18 years of age in order to submit information on our website or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.
--------------------------------------------------------------------------------

LETTER TO STOCKHOLDERS

Dear Stockholders:


     We are pleased to provide you with our report for the year ended October 31, 2006. On October 31, 2006, the net asset value of the Fund was $3.39 per share of common stock, as compared to $3.25 on October 31, 2005. On October 31, 2006, the closing market price of the Fund's shares of common stock on the New York Stock Exchange was $3.24 per share of common stock, as compared to $2.77 on October 31, 2005. During the year ended October 31, 2006, the Fund distributed to stockholders $0.2645 per share of common stock, including potential returns of capital.


THE FUND'S INVESTMENTS:
     The total return on the Fund's per share market price, assuming reinvestment of dividends, for the year ended October 31, 2006, including any potential returns of capital, was 27.23%. The total return on the Fund's net assets, including any potential returns of capital, was 13.46% for the year ended October 31, 2006. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 16.97% relative to an increase in the net asset value of the Fund's shares of 4.31% during the period.


     On October 13, 2006, the Board of Directors declared a dividend of $0.023 and $0.023 per share of common stock, payable on the last day of business for the months of November 2006 and December 2006, respectively.



                             Respectfully submitted,


                              /S/ JAMES DONDERO
                                  James Dondero
                                  President


                             /S/  MARK OKADA
                                  Mark Okada
                                  Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
PORTFOLIO STATISTICS
AS OF OCTOBER 31, 2006


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS


INVESTMENT TYPE BY MARKET VALUE
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

Bonds and Notes        79.76%
Common Stock           13.62%
Senior Loan Notes       6.54%
Warrants                0.08%

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2006


                                                                               Ratings
                                                                          -------------------
  Principal                                                                        Standard &     Value
  Amount ($)   Description                                                  Moody's   Poor's   (Note 2a) ($)
 ----------    -----------                                                ---------  --------  ------------
 SENIOR LOAN NOTES - 8.74% (A) (B)

              UNITED KINGDOM - 2.94%
              UTILITIES - 2.94%
    500,000   Eggborough Power Ltd.,Term Loan, 03/31/2022 (c) .........     NR         NR        3,075,412
                                                                                               -----------
              TOTAL UNITED KINGDOM ....................................                          3,075,412
                                                                                               -----------
              UNITED STATES - 5.80%
              AEROSPACE AND DEFENSE - 1.92%
  2,000,000   IAP Worldwide Services, Inc., Second Lien Term Loan,
                13.44%, 06/20/2013 ....................................     B3         B-        2,002,500
                                                                                               -----------
                                                                                                 2,002,500
                                                                                               -----------
              HOUSING - 1.91%
  2,000,000   Weststate Land Partners LLC, Second Lien Term Loan,
                 13.90%, 05/01/2007 ...................................     NR         NR        2,000,000
                                                                                               -----------
                                                                                                 2,000,000
                                                                                               -----------
              UTILITIES - 1.97%
  2,000,000   Calpine Generating Co., LLC, First Priority Term Loan,
                 9.15%, 04/01/2009 ....................................     B3         D         2,058,340
                                                                                               -----------
                                                                                                 2,058,340
                                                                                               -----------
              TOTAL UNITED STATES .....................................                          6,060,840
                                                                                               -----------
              TOTAL SENIOR LOAN NOTES (COST $9,211,501) ...............                          9,136,252
                                                                                               -----------
 BONDS AND NOTES - 106.57% (A)

              BERMUDA - 0.87%
              CABLE/WIRELESS VIDEO - 0.87%
  1,000,000   Intelsat Ltd., 7.63%, 04/15/2012 ........................     Caa1       B           907,500
                                                                                               -----------
              TOTAL BERMUDA ...........................................                            907,500
                                                                                               -----------
              CANADA - 1.59%
              TELECOMMUNICATIONS - 1.59%
  2,000,000   Nortel Networks Corp., 6.88%, 09/01/2023 ................     B3         B-        1,660,000
                                                                                               -----------
              TOTAL CANADA ............................................                          1,660,000
                                                                                               -----------
              UNITED KINGDOM - 0.50%
              CABLE AND OTHER PAY TELEVISION SERVICES - 0.50%
    500,000   NTL Cable PLC, 8.75%, 04/15/2014 ........................     B2         B-          528,125
                                                                                               -----------
              TOTAL UNITED KINGDOM ....................................                            528,125
                                                                                               -----------

                             See accompanying notes.
                                       4

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF OCTOBER 31, 2006


                                                                               Ratings
                                                                          -------------------
  Principal                                                                        Standard &     Value
  Amount ($)   Description                                                  Moody's   Poor's   (Note 2a) ($)
 ----------    -----------                                                ---------  --------  ------------
 BONDS AND NOTES (CONTINUED)

              UNITED STATES - 103.61%
              AUTOMOBILE - 2.62%
  3,000,000   American Tire Distributors Holdings, Inc., 11.62%,
                04/01/2012 (e) ........................................     Caa1       CCC+      2,745,000
                                                                                               -----------
                                                                                                 2,745,000
                                                                                               -----------
              BROADCASTING AND ENTERTAINMENT - 9.31%
  2,861,000   CCH I LLC, 11.00%, 10/01/2015 ...........................     Caa2       CCC-      2,771,594
  3,000,000   CCO Holdings LLC, 8.75%, 11/15/2013 .....................     Caa1       CCC-      3,067,500
  1,000,000   PRIMEDIA, Inc., 10.78%, 05/15/2010 (e) ..................     B2         B         1,040,000
  3,000,000   Young Broadcasting, Inc., 10.00%, 03/01/2011 ............     Caa1       CCC-      2,850,000
                                                                                               -----------
                                                                                                 9,729,094
                                                                                               -----------
              BUILDINGS AND REAL ESTATE - 3.74%
  2,000,000   Builders FirstSource, Inc., 9.66%, 02/15/2012 (e) .......     B2         B         1,975,000
  2,000,000   Goodman Global Holding Co., Inc., 7.88%, 12/15/2012 (f) .     B3         B-        1,930,000
                                                                                               -----------
                                                                                                 3,905,000
                                                                                               -----------
              CARGO TRANSPORT - 2.68%
  2,890,000   Quality Distribution, Inc., 9.00%, 11/15/2010 ...........     Caa2       CCC       2,806,912
                                                                                               -----------
                                                                                                 2,806,912
                                                                                               -----------
              CHEMICALS, PLASTICS AND RUBBER - 5.58%
  3,000,000   Hexion US, 9.87%, 11/15/2014 (d) (e) ....................     B3         B-        2,988,750
  3,000,000   Solutia Inc., 10/15/2037 (g) ............................     NR         NR        2,842,500
                                                                                               -----------
                                                                                                 5,831,250
                                                                                               -----------
              CONTAINERS, PACKAGING AND GLASS - 2.28%
  2,800,000   Solo Cup Co., 8.50%, 02/15/2014 (f) .....................     Caa2       B-        2,380,000
                                                                                               -----------
                                                                                                 2,380,000
                                                                                               -----------
              DIVERSIFIED/CONGLOMERATE SERVICE - 2.86%
  3,000,000   HydroChem Industrial Services, Inc., 9.25%, 02/15/2013 (d)    NR         CCC+      2,992,500
                                                                                               -----------
                                                                                                 2,992,500
                                                                                               -----------
              ELECTRONICS - 2.87%
  1,000,000   NXP Funding LLC (Netherlands), 8.12%, 10/15/2013 (d) (e)      BA2        BB+       1,013,750
  1,000,000   Viasystems, Inc., 10.50%, 01/15/2011 ....................     Caa1       CCC+        990,000
  1,000,000   WII Components, Inc., 10.00%, 02/15/2012 (f) ............     B2         B-          995,000
                                                                                               -----------
                                                                                                 2,998,750
                                                                                               -----------
              FARMING AND AGRICULTURE - 2.04%
  2,000,000   GSI Group, Inc. (The), 12.00%, 05/15/2013 (f) ...........     B3         B-        2,135,000
                                                                                               -----------
                                                                                                 2,135,000
                                                                                               -----------


                             See accompanying notes.
                                       5

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF OCTOBER 31, 2006


                                                                               Ratings
                                                                          -------------------
  Principal                                                                        Standard &     Value
  Amount ($)   Description                                                  Moody's   Poor's   (Note 2a) ($)
 ----------    -----------                                                ---------  --------  ------------
 BONDS AND NOTES (CONTINUED)
              FOOD, BEVERAGE AND TOBACCO - 5.40%
  6,000,000   Chiquita Brands International, Inc., 7.50%, 11/01/2014 ..     Caa2       CCC+      5,220,000
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (d) ....     B2         B-          430,000
                                                                                               -----------
                                                                                                 5,650,000
                                                                                               -----------
              FOREST PRODUCTS - CONTAINERS - 5.08%
  2,000,000   Graphic Packaging International, Inc., 9.50%, 08/15/2013      B3         B-        2,065,000
              Newpage Corp.
  1,250,000      12.00%, 05/01/2013 ...................................     Caa1       CCC+      1,312,500
  2,000,000      12.29%, 11/01/2013 PIK (e) ...........................     NR         NR        1,930,000
                                                                                               -----------
                                                                                                 5,307,500
                                                                                               -----------
              HEALTHCARE, EDUCATION AND CHILDCARE - 11.61%
              HCA Inc.
  3,000,000      6.30%, 10/01/2012 ....................................     BA2        B-        2,565,000
  3,000,000      6.50%, 02/15/2016 ....................................     BA2        B-        2,392,500
  3,000,000   National Mentor Holdings, Inc., 11.25%, 07/01/2014 (d) ..     Caa1       CCC+      3,165,000
  2,000,000   Pharma II (Risperidone), 7.00%, 01/01/2018 (h) ..........     NR         NR        1,890,000
  1,960,000   Pharma IV (Eszopiclone), 12.00%, 06/30/2014 (h) .........     NR         NR        2,126,600
                                                                                               -----------
                                                                                                12,139,100
                                                                                               -----------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE
              CONSUMER - 2.10%
  1,500,000   American Achievement Corp., 8.25%, 04/01/2012 ...........     B1         CCC+      1,537,500
  1,000,000   Home Products International, Inc., 9.63%, 05/15/2008 ....     Caa2       CCC-        657,500
                                                                                               -----------
                                                                                                 2,195,000
                                                                                               -----------
              HOTELS, MOTELS, INNS AND GAMING - 3.55%
  3,000,000   Trump Entertainment Resorts Holdings LP, 8.50%, 06/01/2015    Caa1       B-        2,951,250
    750,000   Virgin River Casino Corp., 9.00%, 01/15/2012 ............     B2         B           765,000
                                                                                               -----------
                                                                                                 3,716,250
                                                                                               -----------
              HOUSING - 0.99%
  1,000,000   Dayton Superior Corp., 10.75%, 09/15/2008 ...............     Caa1       CCC+      1,040,000
                                                                                               -----------
                                                                                                 1,040,000
                                                                                               -----------
              INFORMATION TECHNOLOGY - 4.14%
  5,000,000   MagnaChip Semiconductor, 8.64%, 12/15/2011 (e) ..........     B1         B+        4,325,000
                                                                                               -----------
                                                                                                 4,325,000
                                                                                               -----------
              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 3.81%
  2,000,000   Ames True Temper, 9.37%, 01/15/2012 (e) .................     Caa1       CCC+      2,030,000
  2,000,000   Six Flags, Inc., 8.88%, 02/01/2010 (f) ..................     Caa1       CCC       1,950,000
                                                                                               -----------
                                                                                                 3,980,000
                                                                                               -----------
              MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.91%
  2,000,000   ALH Finance LLC, 8.50%, 01/15/2013 (f) ..................     B3         CCC+      1,995,000
                                                                                               -----------
                                                                                                 1,995,000
                                                                                               -----------


                             See accompanying notes.
                                       6

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF OCTOBER 31, 2006


                                                                               Ratings
                                                                          -------------------
  Principal                                                                        Standard &     Value
  Amount ($)   Description                                                  Moody's   Poor's   (Note 2a) ($)
 ----------    -----------                                                ---------  --------  ------------
BONDS AND NOTES (CONTINUED)
              MANUFACTURING - 0.94%
  1,000,000   Polypore, Inc., 8.75%, 05/15/2012 .......................     Caa1       CCC+        982,500
                                                                                               -----------
                                                                                                   982,500
                                                                                               -----------
              OIL AND GAS - 0.97%
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (d) .....................     B1         NR        1,012,500
                                                                                               -----------
                                                                                                 1,012,500
                                                                                               -----------
              PERSONAL AND NON DURABLE CONSUMER PRODUCTS - 2.50%
  1,000,000   ACCO Brands Corp., 7.63%, 08/15/2015 ....................     B2         B           981,250
  2,000,000   Spectrum Brands, Inc., 7.38%, 02/01/2015 ................     Caa2       CCC       1,630,000
                                                                                               -----------
                                                                                                 2,611,250
                                                                                               -----------
              PERSONAL TRANSPORTATION - 1.91%
  2,000,000   Continental Airlines, Inc., Pass Thru Certificate, Series D,
                 7.57%, 12/01/2006 ....................................     B3         B         2,001,250
                                                                                               -----------
                                                                                                 2,001,250
                                                                                               -----------
              PERSONAL, FOOD, AND MISCELLANEOUS SERVICES - 0.00%
    734,196   Outsourcing Services Group, Inc., 9.00%, 07/15/2009 (h) .     NR         NR               --
                                                                                               -----------
                                                                                                        --
                                                                                               -----------
              RETAIL STORES - 5.89%
  2,000,000   Blockbuster Inc., 9.00%, 09/01/2012 .....................     Caa2       CCC       1,810,000
  1,000,000   Linens `n Things, Inc., 11.00%, 01/15/2014 (e) ..........     B3         B           985,000
  4,000,000   Movie Gallery Inc., 11.00%, 05/01/2012 (f) ..............     Caa2       CCC-      2,520,000
  1,000,000   Toys "R" US, Inc., 7.88%, 04/15/2013 ....................     Caa1       CCC         838,750
                                                                                               -----------
                                                                                                 6,153,750
                                                                                               -----------
              TELECOMMUNICATIONS - 15.24%
  4,000,000   BTI Telecom Corp., 10.50%, 09/15/2007 (h) ...............     NR         NR        2,000,000
    500,000   Cricket Communications Inc., 9.38%, 11/01/2014 (d) ......     Caa2       CCC         512,500
  2,000,000   Eschelon Operating Co., 8.38%, 03/15/2010 ...............     B3         B-        1,935,000
    500,000   Nordic Telephone Co. Holdings (Denmark), 8.88%,
                05/01/2016 (d) ........................................     B2         B           526,250
  2,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011      Caa1       B-        2,195,000
  3,000,000   Network Communications, Inc., 10.75%, 12/01/2013 ........     B2         B-        3,033,750
  6,000,000   SunCom Wireless Holdings, Inc., 8.50%, 06/01/2013 .......     Caa2       CCC-      5,730,000
                                                                                               -----------
                                                                                                15,932,500
                                                                                               -----------
              TRANSPORTATION - 2.36%
              Federal-Mogul Corp.
  1,000,000      07/01/2007 (g) .......................................     NR         NR          650,000
  2,000,000      07/01/2010 (g) .......................................     NR         NR        1,300,000
    500,000   GMAC LLC, 7.60%, 12/01/2014 (e) .........................     Ba1        BB          512,353
                                                                                               -----------
                                                                                                 2,462,353
                                                                                               -----------


                             See accompanying notes.
                                       7

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF OCTOBER 31, 2006


                                                                               Ratings
                                                                          -------------------
  Principal                                                                        Standard &     Value
  Amount ($)   Description                                                  Moody's   Poor's   (Note 2a) ($)
 ----------    -----------                                                ---------  --------  ------------
 BONDS AND NOTES (CONTINUED)

              UTILITIES - 1.23%
  2,500,000   Calpine Corp., 02/15/2011 (g) ...........................     NR         D         1,287,500
     56,303   USGen New England, Inc., 01/02/2015 (h) (d) (g) .........     NR         NR               --
                                                                                               -----------
                                                                                                 1,287,500
                                                                                               -----------
              TOTAL UNITED STATES .....................................                        108,314,959
 ......................................................................                        -----------
              TOTAL BONDS AND NOTES (COST $114,198,983) ...............                        111,410,584
                                                                                               -----------


                             See accompanying notes.
                                       8

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF OCTOBER 31, 2006




                                                                                                  Value
  Shares       Description                                                                    (Note 2a) ($)
 ----------    -----------                                                                    ------------
COMMON STOCKS - 18.20% (A)
    555,258   Altiva Financial Corp (i) ...............................                              1,943
     46,601   American Banknote Corp. (h) (i) .........................                            838,818
    853,905   ICO Global Communications Holding Ltd. (i) ..............                          4,781,868
  1,155,224   Motient Corp. (i) .......................................                         12,822,986
      2,975   New World Restaurant Group (i) ..........................                             23,800
     24,015   Outsourcing Services Group, Inc. (h) (i) ................                                 --
     19,723   Owens Corning, Inc. (i) .................................                            553,235
        303   Viatel Holding Bermuda Ltd. (i) .........................                                 10
                                                                                               -----------
              TOTAL COMMON STOCKS (COST $24,474,072) ..................                         19,022,660
                                                                                               -----------
   Units
-----------
 WARRANTS - 0.11% (A)

     57,276   Loral Space & Communications, 12/26/06 (i) ..............                                 --
      5,000   XM Satellite Radio, Inc., 03/15/2010 (i) ................                            115,000
                                                                                               -----------
              TOTAL WARRANTS (COST $870,339) ..........................                            115,000
                                                                                               -----------
              TOTAL COMMON STOCKS AND WARRANTS - 18.31% (COST $25,344,411)                      19,137,660
                                                                                               -----------
              TOTAL INVESTMENTS - 133.62% (COST $148,754,895) .........                        139,684,496
                                                                                               -----------
              OTHER ASSETS & LIABILITIES, NET - 4.64% .................                          4,850,314
                                                                                               -----------
              PREFERRED STOCK - (38.26)% ..............................                        (40,000,000)
                                                                                               -----------
              NET ASSETS APPLICABLE TO COMMON STOCK - 100.00% .........                        104,534,810
                                                                                               ===========

(a) Percentages are based on net assets applicable to Common Stock.
(b) Senior loans in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at October 31, 2006. Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than stated maturities shown.
(c) Portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2006, the market value of these securities aggregated $12,641,250 or 12.1% of net assets applicable to Common Stock. These securities have been determined by the investment adviser to be liquid securities.
(e) Variable rate security. The interest rate shown reflects the rate in effect at October 31, 2006.
(f) Securities (or a portion of securities) on loan as of October 31, 2006. See footnote 8.
(g) The issuer is in default of certain debt covenants. Income is not being accrued.
(h) Fair Value  priced by Board of  Directors.  See  footnote 2.
(i) Non-income producing security.

PIK   Payment in Kind
"NR" Not Rated


                             See accompanying notes.
                                       9

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2006


                                                                                                                     ($)
                                                                                                               -------------

ASSETS:
Investments in securities at value ($148,754,895 at cost; see Schedule of Investments and Note 2) ...........    139,684,496
Foreign currency (Cost $2,260,252) ..........................................................................      2,303,714
Cash and cash equivalents ...................................................................................      5,092,554
Cash held as collateral for securities loaned (Note 8) ......................................................     11,645,860
Receivable for investments sold .............................................................................      6,009,766
Dividend and interest receivable ............................................................................      2,890,992
Other .......................................................................................................         88,574
                                                                                                               -------------
     Total Assets ...........................................................................................    167,715,956
                                                                                                               -------------

LIABILITIES:
Payable upon return of securities loaned (Note 8) ...........................................................     11,645,860
Payables:
Investment advisory, management and service fees payable (Note 3) ...........................................         79,615
Preferred Shares distribution payable .......................................................................         36,771
Payable for investments purchased ...........................................................................     11,096,475
Other accounts payable ......................................................................................        322,425
                                                                                                               -------------
     Total Liabilities ......................................................................................     23,181,146
                                                                                                               -------------

PREFERRED SHARES:
   Preferred Shares, $0.01 par value ($40,000,000 liquidation preference)
    Authorized - 1,000,000 shares
    Issued and outstanding - 1,600 Series W shares ..........................................................     40,000,000
                                                                                                               -------------
     Total Preferred Shares .................................................................................     40,000,000
                                                                                                               -------------

NET ASSETS APPLICABLE TO COMMON STOCK:
   Common Stock, $0.03 par value
    Authorized - 100,000,000 shares
    Issued and outstanding - 30,874,699 shares ..............................................................        926,241
   Capital in excess of par value ...........................................................................    280,778,320
   Undistributed net investment income ......................................................................      1,005,423
   Accumulated net realized gain (loss) from security transactions ..........................................   (169,053,468)
   Net unrealized appreciation (depreciation) on investments ................................................     (9,121,706)
                                                                                                               -------------
   Net Assets Applicable to Common Stock ....................................................................    104,534,810
                                                                                                               =============
   Net asset value per share of Common Stock outstanding ....................................................           3.39
                                                                                                               =============

                             See accompanying notes.
                                       10

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2006


                                                                                                                    ($)
                                                                                                               -------------
 INVESTMENT INCOME:
 Interest income .........................................................................................        11,456,495
 Accretion of bond discount ..............................................................................           952,891
 Dividends ...............................................................................................           384,458
 Securities lending  income ..............................................................................           142,572
 Miscellaneous income ....................................................................................            16,539
                                                                                                               -------------
              Total investment income ....................................................................        12,952,955
                                                                                                               -------------
 EXPENSES:
 Investment advisory fees (Note 3) ..........................................................      961,707
 Administration fees ........................................................................       41,330
 Transfer agent fees ........................................................................       73,424
 Registration expenses ......................................................................       28,599
 Legal fees .................................................................................       43,304
 Professional fees ..........................................................................       55,416
 Insurance expense ..........................................................................      179,777
 Directors' fees and expenses (Note 5) ......................................................       61,035
 Printing and postage expense ...............................................................      112,144
 Preferred Shares broker expense ............................................................      105,392
 Rating Agency fees .........................................................................       16,883
 Custodian fees .............................................................................       48,837
 Miscellaneous expense ......................................................................       73,144
                                                                                               -----------
              Total expenses .............................................................................        (1,800,992)
                                                                                                               -------------
         Net investment income ...........................................................................        11,151,963
                                                                                                               -------------
 REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain on investments ........................................................................         6,067,499
 Net realized gain from foreign currency transactions ....................................................            16,307
 Net change in unrealized appreciation (depreciation) on investments  (Note 2) ...........................        (3,015,540)
 Net change in unrealized appreciation (depreciation) on translation of assets and liabilities
  denominated in foreign currency ........................................................................           (51,307)
                                                                                                               -------------
  Net realized and unrealized gain (loss) on investments .................................................         3,016,959
                                                                                                               -------------
 Distributions to preferred shareholders .................................................................        (1,910,723)
                                                                                                               -------------
  Net change in net assets resulting from operations .....................................................        12,258,199
                                                                                                               =============

                             See accompanying notes.
                                       11

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2006


                                                                                                   ($)
                                                                                               -----------
CASH FLOW FROM OPERATING ACTIVITIES:
  Interest received .........................................................................   12,085,637
  Increase in cash held as collateral for securities loaned .................................  (11,645,860)
  Operating expenses paid ...................................................................   (1,614,634)
  Preferred Shares distributions ............................................................   (1,873,952)
  Purchase of portfolio securities .......................................................... (201,789,615)
  Increase in payable upon return of securities loaned ......................................   11,645,860
  Sales and maturities of portfolio securities ..............................................  206,115,030
                                                                                               -----------
    Net cash provided by operating activities ...............................................   12,922,466
                                                                                               -----------
  Common Stock distributions paid from net investment income ................................   (8,166,360)
                                                                                               -----------
    Net cash used by financing activities ...................................................   (8,166,360)
                                                                                               -----------
NET CHANGE IN CASH AND FOREIGN CURRENCY .....................................................    4,756,106
CASH, BEGINNING OF YEAR .....................................................................    2,640,162
                                                                                               -----------
CASH AND FOREIGN CURRENCY, END OF YEAR ......................................................    7,396,268
                                                                                               ===========


RECONCILIATION OF NET CHANGES IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED BY
OPERATING ACTIVITIES:
  Net change in net assets  resulting  from operations ......................................   12,258,199
  Change in interest and dividends  receivable ..............................................     (114,343)
  Change in investments .....................................................................    4,325,415
  Change in prepaids ........................................................................       92,399
  Change in investment advisory  fee payable ................................................        1,378
  Change in accrued  expenses ...............................................................      129,352
  Net realized (gain) loss on  investments  and foreign  currency ...........................   (6,083,806)
  Net change in unrealized  (appreciation)  depreciation on investments .....................    3,066,847
  Accretion of bond discount ................................................................     (752,975)
                                                                                               -----------
    Net cash provided by operating activities ...............................................   12,922,466
                                                                                               ===========

                             See accompanying notes.
                                       12

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                      YEAR                YEAR
                                                                                                      ENDED               ENDED
                                                                                                 OCTOBER 31, 2006   OCTOBER 31, 2005
                                                                                                 ----------------   ----------------
 FROM OPERATIONS:
   Net investment income .....................................................................   $     11,151,963   $    11,007,792
   Net realized gain (loss) on investments sold and foreign currency transactions ............          6,083,806        (2,406,796)
   Net change in unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities denominated in foreign currency ................         (3,066,847)        6,787,682
   Distributions to preferred shareholders ...................................................         (1,910,723)       (1,203,281)
                                                                                                 ----------------   ---------------
        Net change in net assets resulting from operations ...................................         12,258,199        14,185,397
                                                                                                 ----------------   ---------------

FROM FUND SHARE TRANSACTIONS:
   Shares of Common Stock issued to common stockholders as part of new share issuance
    (0 and 37,200, respectively) .............................................................                 --            67,959
   Shares of Common Stock issued (0 and 258,227, respectively) in capital shares
    transactions .............................................................................                 --         1,004,504
   Shares of Common Stock issued (0 and 103,301, respectively) to common
    stockholders for reinvestment of dividends ...............................................                 --           354,466
                                                                                                 ----------------   ---------------
   Net increase in net assets resulting from fund share transactions .........................                 --         1,426,929
                                                                                                 ----------------   ---------------

FROM DISTRIBUTION TO STOCKHOLDERS:
   Common distributions from accumulated net investment income ...............................         (8,166,360)       (9,063,083)
                                                                                                 ----------------   ---------------
   Net decrease in net assets resulting from distributions ...................................         (8,166,360)       (9,063,083)
                                                                                                 ----------------   ---------------
   Total increase in net assets ..............................................................          4,091,839         6,549,243
                                                                                                 ----------------   ---------------

NET ASSETS APPLICABLE TO COMMON STOCK:
   Beginning of year .........................................................................        100,442,971        93,893,728
                                                                                                 ----------------   ---------------
   End of year (including undistributed net investment income of $1,005,423 and
    $112,672, respectively) ..................................................................   $    104,534,810   $   100,442,971
                                                                                                 ================   ===============

                             See accompanying notes.
                                       13

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of Common Stock outstanding throughout the years presented



                                                              FOR THE YEARS ENDED OCTOBER 31,
                                                      2006       2005       2004       2003       2002
                                                    --------   --------   --------   --------   --------
 Net asset value, beginning of year ...........     $   3.25   $   3.08   $   2.61   $   1.77   $   3.12
                                                    --------   --------   --------   --------   --------
 Net investment income(a) .....................     $   0.35   $   0.36   $   0.35   $   0.37   $   0.46
 Net realized and unrealized gain/(loss)
   on investments(a) ..........................     $   0.11   $   0.14   $   0.47   $   0.81   $  (0.95)
 Distributions to preferred stockholders ......     $  (0.06)  $  (0.04)  $  (0.02)  $  (0.02)  $  (0.05)(b)
                                                    --------   --------   --------   --------   --------
   Total from investment operations ...........     $   0.40   $   0.46   $   0.80   $   1.16   $  (0.54)
 Distributions:
 Distributions from accumulated net
   investment income:
   To common stockholders .....................     $  (0.26)  $  (0.29)  $  (0.33)  $  (0.32)  $  (0.42)(c)
 Distributions to common stockholders from
   paid in capital(d) .........................           --         --         --         --      (0.39)
                                                    --------   --------   --------   --------   --------
   Total distributions ........................     $  (0.26)  $  (0.29)  $  (0.33)  $  (0.32)  $  (0.81)
                                                    --------   --------   --------   --------   --------
 Net asset value, end of year .................     $   3.39   $   3.25   $   3.08   $   2.61   $   1.77
                                                    ========   ========   ========   ========   ========
 Per share market value, end of year ..........     $   3.24   $   2.77   $   3.24   $   2.96   $   2.02
                                                    ========   ========   ========   ========   ========
 Total investment return based on market
   value(e) ...................................       27.23%     (6.90%)    21.61%     66.45%    (42.19%)
                                                    ========   ========   ========   ========   ========
 Net assets, end of year(f) ...................     $104,535   $100,443   $ 93,894   $ 74,113   $ 49,182
                                                    ========   ========   ========   ========   ========
 Ratio of operating expenses to average net
   assets, applicable to Common Stock(g) ......        1.67%      1.85%      2.18%      4.07%      3.22%
 Ratio of net investment income to average
   net assets, applicable to Common Stock(g) ..       10.15%     10.08%     11.88%     16.60%     15.99%
 Portfolio turnover rate ......................      150.28%     72.84%     81.25%    111.35%     96.89%

(a) Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's rights offerings.
(b)  Presentation  of  distributions  paid to  preferred  shareholders  has been changed from prior financial reports filed by the Fund due to the reclassification from total distributions to total from investment operations presented above.
(c) Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.
(d) Taxes are calculated on a calendar year, whereas this data is calculated on a fiscal year ended 10/31.
(e) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over-distribution.
(f)  Dollars in thousands
(g) Ratios do not reflect the effect of dividend payments to preferred stockholders.

                             See accompanying notes.
                                       14

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
INFORMATION REGARDING SENIOR SECURITIES



                                                                      AS OF OCTOBER 31,
                                                    2006        2005       2004        2003        2002
                                                 ----------  ---------- ----------  ----------  ----------
 Total Amount Outstanding:
   Indebtedness ...............................  $       --  $       -- $       --  $       --  $       --
   Preferred stock ............................  40,000,000  40,000,000 40,000,000  40,000,000  56,500,000
 Asset Coverage:
   Per Indebtedness(a) ........................         N/A         N/A        N/A         N/A         N/A
   Per preferred stock share(b) ...............        372%        351%       334%        285%        187%
 Involuntary Liquidation Preference:
   Per preferred share(c) .....................  $   25,000  $   25,000 $   25,000  $   25,000  $   25,000
 Approximate Market Value:
   Per note ...................................         N/A         N/A        N/A         N/A         N/A
   Per preferred stock share ..................  $   25,000  $   25,000 $   25,000  $   25,000  $   25,000

(a) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.
(b) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding Preferred Shares.
(c)  Plus accumulated and unpaid dividends.

                            See accompanying notes.
                                       15

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2006



(1) ORGANIZATION AND OPERATIONS:
   Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment-grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES:

   (A) VALUATION OF INVESTMENTS
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Adviser") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Adviser pursuant to procedures approved by the Board of Directors.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income and accretion of discounts are recorded on the accrual basis. Dividend income is recorded on ex-dividend date. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.


   (C) FOREIGN CURRENCY
   Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.


   (D) FEDERAL INCOME TAXES
   It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and gains, if any, to its stockholders each year, and as such, will not be subject to federal income taxes. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

                                          Carryover
                                          Available         Expiration Date
                                        -----------       ------------------
                                        $ 35,517,697       October 31, 2007
                                          35,790,515       October 31, 2008
                                          36,946,575       October 31, 2009
                                          15,212,478       October 31, 2010
                                          21,799,603       October 31, 2011
                                          21,289,289       October 31, 2012
                                           2,406,796       October 31, 2013
                                        ------------
                                        $168,962,953
                                        ============

   As of October 31, 2006, the cost and related gross unrealized appreciation and depreciation and the components of distributable earnings on a tax basis are as follows:

             Cost of Investments for tax purposes...........................    $     148,846,332
                                                                                -----------------
             Gross investment unrealized appreciation for tax purposes .....            3,006,768
             Gross investment unrealized depreciation for tax purposes .....          (12,168,604)
                                                                                -----------------
             Net unrealized depreciation on investments for tax purposes ...    $      (9,161,836)
                                                                                =================
             Undistributed ordinary income..................................    $       1,005,423
                                                                                -----------------
             Accumulated capital losses.....................................    $     168,962,953
                                                                                -----------------

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (E) CASH FLOW INFORMATION
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund (the "Common Stock"). These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.


   (F) CASH AND CASH EQUIVALENTS
   The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.


   (G) USE OF ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabil-ities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   (H) ADDITIONAL ACCOUNTING STANDARDS
   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be rec-ognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

   In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

(3) INVESTMENT ADVISORY AGREEMENT:
   Highland earned $961,707 in management fees for the year ended October 31, 2006. Management fees paid by the Fund to Highland were calculated at 0.65% (on an annual basis) of the Fund's average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of any bank loan, notes and the liquidation preference of any preferred shares, and including accrued and unpaid dividends on any preferred shares), up to and including $175,000,000 of net assets, 0.55% on the next $50,000,000 of net assets and 0.50% of the excess of net assets over $225,000,000. On October 31, 2006, the fee payable to the Investment Adviser was $79,615, which is included in the accompanying Statement of Assets and Liabilities.

(4) PURCHASES AND SALES OF SECURITIES:
   For the year ended October 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated approximately $212,886,090 and $212,097,701,

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

respectively. There were no purchases or sales of U.S. government obligations for the year ended October 31, 2006.

   The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5) CERTAIN TRANSACTIONS:
   Certain officers of the Investment Adviser serve on the Board of Directors of the Fund. They receive no compensation from the Fund in this capacity.

   Directors who are not officers or employees of the Investment Adviser receive fees of $15,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the year ended October 31, 2006, the Fund incurred Board of Directors fees and expenses of $61,035.

(6) DIVIDENDS AND DISTRIBUTIONS:
   Distributions on Common Stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common stockholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common stockholders will not exceed net investment income (as defined above) allocated to common stockholders for income tax purposes.

   For the year ended October 31, 2006, the tax character of distributions paid by the Fund to common stockholders were as follows:

             Distributions from net investment income............        $       8,166,360
             Distributions from paid in capital..................                        0
                                                                         -----------------
                                                                         $       8,166,360
                                                                         =================

   For the year ended October 31, 2005, the tax character of distributions paid by the Fund to common stockholders were as follows:

             Distributions from net investment income............        $       9,063,083
             Distributions from paid in capital..................                        0
                                                                         -----------------
                                                                         $       9,063,083
                                                                         =================

   The following is the history of the Fund's calendar year distributions and their composition to common stockholders in calendar years 2001 through 2005.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                     2005       2004        2003        2002       2001
                                                -----------  ----------  ---------  ----------  ----------
   Distributions to Shareholders ............   $      0.28  $     0.33  $    0.31  $     0.72  $     0.90
   Composition of Distributions*
     Ordinary Income ........................          100%        100%       100%         58%         77%
     Return of Capital ......................            0%          0%         0%         42%         23%
     Capital Gains ..........................            0%          0%         0%          0%          0%
                                                -----------  ----------  ---------  ----------  ----------
      Total .................................          100%        100%       100%        100%        100%
                                                -----------  ----------  ---------  ----------  ----------
     Ordinary Income ........................   $      0.28  $     0.33  $    0.31  $     0.42  $     0.70
     Return of Capital ......................   $        --  $       --  $      --  $     0.30  $     0.20
     Capital Gains ..........................   $        --  $       --  $      --  $       --  $       --
                                                -----------  ----------  ---------  ----------  ----------
      Total .................................   $      0.28  $     0.33  $    0.31  $     0.72  $     0.90
                                                ===========  ==========  =========  ==========  ==========

* Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

(7) PREFERRED SHARES:
   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative Preferred Shares (the "Preferred Shares") with $0.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of October 31, 2006, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Significant provisions regarding the Preferred Shares are described below.

   REDEMPTION
   The Preferred Shares are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the Preferred Shares.

   DIVIDENDS
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At October 31, 2006 the rate on the Preferred Shares was 5.05%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

   VOTING RIGHTS
   The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund's Charter, the 1940 Act and Maryland law.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   LIQUIDATION
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each Preferred Share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(8) SECURITIES LOANS:
   At a meeting held on March 3, 2006, the Fund's Board of Directors approved an agreement allowing the Fund to enter into securities lending transactions. The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of October 31, 2006, the market value of securities loaned by the Fund was $11,264,776. The loans were secured with cash collateral of $11,645,860.

(9) DISCLOSURE OF SIGNIFICANT RISKS:
   CREDIT RISK
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

   INTEREST RATE RISK
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

   FOREIGN CURRENCY RISK
   Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(10) 2006 ANNUAL STOCKHOLDER MEETING (UNAUDITED):
   On May 19, 2006, the Fund held its Annual Meeting of Stockholders. The item for vote was the election of two Directors to the Board. A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:


   Proposal -- Election of Directors
                                                                             Shares With
                                          Shares Voted      Percentage of     Authority      Percentage of
                    Name                      For        Shares Outstanding    Withheld     Shares Outstanding
         ------------------------------   ------------   ------------------   -----------   ------------------
         James F. Leary (common vote)      25,238,979        81.75%             381,623         1.24%
         Bryan A. Ward (preferred vote)         1,594        99.63%                   6         0.37%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Prospect Street High Income Portfolio, Inc.

We have audited the accompanying statement of assets and liabilities of Prospect Street High Income Portfolio, Inc. (the "Fund"), including the schedule of investments, as of October 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street High Income Portfolio, Inc. as of October 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.








 DELOITTE & TOUCHE LLP


 Dallas, Texas
 December 14, 2006

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                       ADDITIONAL INFORMATION (UNAUDITED)


   DIVIDEND REINVESTMENT PLAN
   If your Common Stock are registered directly with the Fund or if you hold your Common Stock with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Stock will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Stock under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.
   If you decide to participate in the Plan, the number of Common Stock you will receive will be determined as follows:

   (1) If the Common Stock are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares of Common Stock at a price equal to the greater of (i) NAV per share of Common Stock on that date or (ii) 95% of the market price on that date.
   (2) If Common Stock are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Stock in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Stock may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share of Common Stock paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares of Common Stock than if the dividend or distribution had been paid in Common Stock issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Stock in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.
   You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share of Common Stock in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.
   The Plan Agent maintains all Common Stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Stock in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares of Common Stock so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Stock you have received under the Plan.
   There is no brokerage charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.
   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.
   If you hold your Common Stock with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.
   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)


DIRECTORS AND OFFICERS INFORMATION
   The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors and the Fund's Officers appointed by the Board of Directors. The tables below list the Directors and Officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term `'Fund Complex" includes each of the independent companies advised by the Investment Adviser.


                                                                                                    NUMBER OF
                                                                                                     FUNDS IN
                                                                                                        FUND
                                 POSITION(S)     TERM OF OFFICE                                        COMPLEX
NAME, BIRTHDATE AND ADDRESS      HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN   OTHER DIRECTORSHIPS
  OF INDEPENDENT DIRECTOR          FUND           TIME SERVED           PAST FIVE YEARS             BY DIRECTOR    HELD BY DIRECTOR
----------------------------     ---------       -------------     ------------------------------   -----------  -------------------
INDEPENDENT DIRECTORS

Timothy K. Hui                   Director            2000          Assistant Provost for Graduate        9           None
  (Age 58)                                                         Education  since  July  2004;
  c/o Highland Capital                                             Assistant Provost for
  Management, L.P.                                                 Educational Resources, July
  13455 Noel Road,                                                 2001 to June 2004, Philadelphia
  Suite 800                                                        Biblical University.
  Dallas, TX 75240

Scott F. Kavanaugh               Director            2000          Private Investor; Executive at        9           None
  (Age 45)                                                         Provident Funding Mortgage
  c/o Highland Capital                                             Corporation,  February 2003 to
  Management, L.P.                                                 July 2003; Executive Vice
  13455 Noel Road,                                                 President, Director and
  Suite 800                                                        Treasurer, Commercial Capital
  Dallas, TX 75240                                                 Bank, January 2000 to February
                                                                   2003; Managing Principal and
                                                                   Chief Operating Officer,
                                                                   Financial Institutional Partners
                                                                   Mortgage Company and the
                                                                   Managing Principal and
                                                                   President of Financial
                                                                   Institutional Partners, LLC (an
                                                                   investment banking firm), April
                                                                   1998 to February 2003.

James F. Leary                   Director            2000          Managing Director,  Benefit           9           Board Member of
  (Age 76)                                                         Capital  Southwest,  Inc. (a finan-               Capstone Series
  c/o Highland Capital                                             cial consulting firm), since                      Fund, Inc. (3
  Management,  L.P.                                                January 1999.                                     Portfolios)
  13455 Noel Road,
  Suite 800
  Dallas,  TX 75240

Bryan A. Ward                    Director            2000          Senior Manager, Accenture, LLP        9           None
  (Age 51)                                                         (a consulting firm) since January
  c/o Highland Capital                                             2002; Special Projects Advisor,
  Management, L.P.                                                 Accenture, LLP with focus on the
  13455 Noel Road,                                                 oil and gas industry, September
  Suite 800                                                        1998 to December 2001.
  Dallas, TX 75240

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)


                                                                                                    NUMBER OF
                                                                                                     FUNDS IN
                                                                                                        FUND
                                 POSITION(S)     TERM OF OFFICE                                        COMPLEX
NAME, BIRTHDATE AND ADDRESS      HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN   OTHER DIRECTORSHIPS
  OF INDEPENDENT DIRECTOR          FUND           TIME SERVED           PAST FIVE YEARS             BY DIRECTOR    HELD BY DIRECTOR
----------------------------     ---------       -------------     ------------------------------   -----------  -------------------
INTERESTED DIRECTOR 2

R. Joseph  Dougherty             Director and        2000          Senior Portfolio Manager of the       9           None
  (Age 36)                       Chairman of                       Adviser.
  c/o  Highland  Capital         the Board
  Management,  L.P.
  13455 Noel Road,
  Suite 800
  Dallas,  TX 75240

OFFICERS

James D. Dondero                 Chief               2000          President and Managing Partner        N/A         N/A
  Age 44)c/o                     Executive                         of the Adviser; President and
  Highland Capital               Officer and                       Director of Strand Advisors, Inc.,
  Management, L.P.               President                         the general partner of the Adviser.
  13455 Noel Road,
  Suite 800
  Dallas, TX 75240

R. Joseph  Dougherty             Senior Vice         2000          Senior Portfolio Manager of the       N/A         N/A
  (Age 36)                       President                         Adviser.
  c/o  Highland Capital
  Management, L.P.
  13455 Noel Road,
  Suite 800
  Dallas, TX 75240

Mark Okada                       Executive           2000          Chief Investment Officer of the       N/A         N/A
  (Age 44)                       Vice                              Adviser; Officer of Strand
  c/o Highland Capital           President                         Advisors, Inc., the general partner
  Management, L.P.                                                 of the Adviser.
  13455 Noel Road,
  Suite 800
  Dallas, TX 75240

M. Jason  Blackburn              Secretary,          2003          Assistant Controller of the           N/A         N/A
  (Age  30)                      Chief                             Adviser since November 2001;
  c/o  Highland Capital          Financial                         Accountant, KPMG LLP,
  Management,  L.P.              Officer and                       September 1999 to October 2001.
  13455  Noel Road,              Treasurer
  Suite 800
  Dallas, TX 75240

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)


                                                                                                    NUMBER OF
                                                                                                     FUNDS IN
                                                                                                        FUND
                                 POSITION(S)     TERM OF OFFICE                                        COMPLEX
NAME, BIRTHDATE AND ADDRESS      HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN   OTHER DIRECTORSHIPS
  OF INDEPENDENT DIRECTOR          FUND           TIME SERVED           PAST FIVE YEARS             BY DIRECTOR    HELD BY DIRECTOR
----------------------------     ---------       -------------     ------------------------------   -----------  -------------------
OFFICERS (CONTINUED)

Michael  S.  Minces              Chief               2000          Chief Compliance  Officer of the      N/A         N/A
  (Age  32)                      Compliance                        Adviser  since August 2004;
  c/o  Highland  Capital         Officer                           Associate,  Akin Gump Strauss
  Management,  L.P.                                                Hauer & Feld LLP (law firm),
  13455  Noel Road,                                                October 2003 to August 2004;
  Suite  800                                                       Associate, Skadden, Arps, Slate,
  Dallas,  TX  75240                                               Meagher & Flom LLP (law firm),
                                                                   October 2000 to March 2003.

1 The Highland Fund Complex consists of the following Funds:  Highland  Floating
  Rate Limited Liability Company, Highland Floating Rate Fund, Highland Floating Rate Advantage Fund, Highland Corporate Opportunities Fund, Restoration Opportunities Fund, Highland Credit Strategies Fund, Prospect Street(R) High Income Portfolio Inc., Prospect Street(R) Income Shares Inc. and Highland Funds I (each a "Highland Fund" and collectively the "Highland Funds").
2 Mr.  Dougherty  is deemed to be an  "interested  person" of the Fund under the
  1940 Act because of his position with the Adviser.
3 Each officer also serves in the same capacity for each of the Highland Funds.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INVESTMENT ADVISOR                                       TRANSFER AND SHAREHOLDERS' SERVICING AGENT
Highland Capital Management, L.P.                        PFPC Inc.
13455 Noel Road                                          P.O. Box 43027
Suite 800                                                Providence, RI 02940-3027
Dallas, TX 75240

OFFICERS                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
James D. Dondero -- President                            Deloitte & Touche LLP
Mark Okada -- Executive Vice President                   JPMorgan Chase Tower
R. Joseph Dougherty -- Senior Vice President             2200 Ross Avenue
M. Jason  Blackburn -- Secretary and  Treasurer          Suite 1600
Michael S. Minces -- Compliance Officer                  Dallas, TX 75201-6778

DIRECTORS                                                LEGAL ADVISOR
R. Joseph Dougherty                                      Skadden,  Arps, Slate, Meagher & Flom LLP
Bryan A. Ward                                            Four Times Square
Timothy K. Hui                                           New York, NY 10036
Scott F. Kavanaugh
James F. Leary
                                                         CUSTODIAN
                                                         PFPC Trust Company
                                                         8800 Tinicum Boulevard
                                                         Philadelphia, PA 19153


FACTS FOR SHAREHOLDERS:
   Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and list the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 665-1287, (2) on the Fund's website and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

   QUESTIONS REGARDING YOUR ACCOUNT: Please telephone PFPC Inc. at their toll free number 1-800-331-1710 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

   Written Correspondence Regarding Your Account: Please address all general stockholder inquiries to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (b)   Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (d) The registrant has not granted any waiver, including any implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

     (e)   Not applicable.

     (f) The registrant's code of ethics is incorporated by reference to Exhibit (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on January 6, 2006 (Accession No. 0000950134-06-000204).



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors (the "Board") has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Leary is "independent" as defined by the SEC for purposes of this
Item 3 of Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 for 2006 and $29,000 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $15,000 for 2006 and $14,900 for 2005. The nature of the services related to agreed-upon procedures, performed on the Fund's semi-annual financial statements.



TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000 for 2006 and $4,600 for 2005. The nature of the services related to assistance on the Fund's tax returns and excise tax calculations.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $7,000 for 2006 and $26,200 for 2005. The nature of the services related to agreed-upon procedures, performed on the Fund's Preferred Shares.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall:

         (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

         (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

         (c) establish, to the extent permitted by law and deemed appropriate by the Audit Committee, detailed pre-approval policies and procedures for such services; and

         (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $81,000 for 2006 and $85,252 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an "interested person" as defined in the 1940 Act:

         Timothy K. Hui
         Scott F. Kavanaugh
         James F. Leary
         Bryan A. Ward


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

Highland Capital Management, L.P. (the "Adviser") has adopted proxy voting guidelines (the "Guidelines") that provide as follows:

     o The Adviser votes proxies in respect of a client's securities in the client's best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

     o Unless the Adviser otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

     o   To avoid  material  conflicts  of  interest,  the  Adviser  applies the
         Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Adviser votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the determination of the manner in which to vote to the Fund's Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

     o The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote.

The Adviser's Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:

     o support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

     o support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

     o oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         The Fund's portfolio is managed by a portfolio management team. The members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are R. Joseph Dougherty and Mark Okada.


         JOE DOUGHERTY - Mr. Dougherty is Head of Retail Products at Highland Capital Management, L.P. ("Highland"). Prior to joining Highland in June 1998, Mr. Dougherty served as an Investment Analyst with Sandera Capital Management from 1997 to 1998. Formerly, he was a Business Development Manager at Akzo Nobel from 1994 to 1996 and a Senior Accountant at Deloitte & Touche, LLP from 1992 to 1994. Mr. Dougherty is a Senior Portfolio Manager and, as previously mentioned, heads Highland's retail products business unit ("Highland Funds"). He serves as Portfolio Manager, Senior Vice President, and/or Director of the Firm's NYSE-listed funds and 1940 Act Registered Funds. He also serves as Portfolio Manager for the Firm's sub-advised closed-end funds. In this capacity, Mr. Dougherty oversees investment decisions for the retail funds, alongside several other Portfolio Managers, and manages the team dedicated to their day-to-day operations. Prior to his current duties, Mr. Dougherty served as Portfolio Analyst for Highland from 1998 to 1999. As a Portfolio Analyst, Mr. Dougherty helped follow companies within the chemical, retail, supermarket, wireless and restaurant sectors. He received a BS in Accounting from Villanova University and an MBA from Southern Methodist University. Mr. Dougherty is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation.

         MARK OKADA - Mr. Okada is a Founder and Chief Investment Officer of the Sub-Advisor. He is responsible for overseeing the Sub-Advisor's investment activities for its various funds and has over 19 years of experience in the leveraged finance market. Before joining the Sub-Advisor, Mr. Okada served as Manager of Fixed Income for Protective Life's GIC subsidiary from 1990 to 1993. He was primarily responsible for the bank loan portfolio and other risk assets. Protective was one of the first non-bank entrants into the syndicated loan market. From 1986 to 1990, he served as Vice President for Hibernia National Bank, managing over U.S.$1 billion of high yield bank loans. Mr. Okada is an honours graduate of the University of California Los Angeles with degrees in Economics and Psychology. He completed his credit training at Mitsui and has earned the right to use the Chartered Financial Analyst designation. Mr. Okada is also Chairman of the Board of Directors of Common Grace Ministries Inc.


(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         The following tables provide information about funds and accounts, other than the Fund, for which the Fund's portfolio managers are primarily responsible for the day-to-day portfolio management as of October 31, 2006.

R. JOSEPH DOUGHERTY

-----------------------------------------------------------------------------------------------------------------------
                                    Total                             # of Accounts Managed      Total Assets with
                                # of Accounts       Total Assets     with Performance-Based      Performance-Based
      TYPE OF ACCOUNTS             Managed           (millions)           Advisory Fee        Advisory Fee (millions)
-----------------------------------------------------------------------------------------------------------------------
Registered Investment                 8                $6,278                   -                        -
Companies:
-----------------------------------------------------------------------------------------------------------------------
Other Pooled Investment               -                  -                      -                        -
Vehicles:
-----------------------------------------------------------------------------------------------------------------------
Other Accounts:                       -                  -                      -                        -
-----------------------------------------------------------------------------------------------------------------------


MARK OKADA

-----------------------------------------------------------------------------------------------------------------------
                                    Total                             # of Accounts Managed      Total Assets with
                                # of Accounts       Total Assets     with Performance-Based      Performance-Based
      TYPE OF ACCOUNTS             Managed           (millions)           Advisory Fee        Advisory Fee (millions)
-----------------------------------------------------------------------------------------------------------------------
Registered Investment                  9               $6,985                   -                        -
Companies:
-----------------------------------------------------------------------------------------------------------------------
Other Pooled Investment               25              $14,976                  19                     $13,159
Vehicles:
-----------------------------------------------------------------------------------------------------------------------
Other Accounts:                        -                 -                      -                        -
-----------------------------------------------------------------------------------------------------------------------


POTENTIAL CONFLICTS OF INTERESTS

         The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. Highland has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser's (or its affiliates') partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or the partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

         The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may similarly serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.

         While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser's fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser's or its affiliates' efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.

         The Adviser expects to apply to the SEC for exemptive relief to enable the Fund and registered investment companies advised by the Adviser to co-invest with other accounts and funds managed by the Adviser and its affiliates in certain privately-placed securities and other situations. There are no assurances that the Adviser will receive the requested relief. If such relief is not obtained and until it is obtained, the Adviser may be required to allocate some investments solely to any of the Fund, a registered fund, or another account or fund advised by the Adviser or its affiliates. This restriction could preclude the Fund from investing in certain securities it would otherwise be interested in and could adversely affect the speed at which the Fund is able to invest its assets and, consequently, the performance of the Fund.


(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         Highland's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio managers underlying account, the combined performance of the portfolio managers underlying accounts, and the relative performance of the portfolio managers underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland such as the Option It Plan and the Long-Term Incentive Plan.

         BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

         DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

                  OPTION IT PLAN. The purpose of the Plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly compensated employees of the Fund so as to promote the success of the Fund.

                  LONG TERM INCENTIVE PLAN. The purpose of the Plan is to create positive morale and teamwork, to attract and retain key talent, and to encourage the achievement of common goals. The Plan seeks to reward participating employees based on the increased value of Highland through the use of Long-term Incentive Units.

Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of October 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                             DOLLAR RANGES OF EQUITY SECURITIES BENEFICIALLY OWNED BY PORTFOLIO MANAGER
   NAME OF PORTFOLIO MANAGER
------------------------------------------------------------------------------------------------------------------------
R. Joseph Dougherty                                                  $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------
Mark Okada                                                           $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------


(B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-------------------------------------------------------------------------------------------------------------------------------
                                                        (C) TOTAL NUMBER OF SHARES     (D) MAXIMUM NUMBER (OR APPROXIMATE
                  (A) TOTAL NUMBER    (B) AVERAGE       (OR UNITS) PURCHASED AS PART    DOLLAR VALUE) OF SHARES (OR UNITS)
                     OF SHARES (OR     PRICE PAID PER   OF PUBLICLY ANNOUNCED PLANS    THAT MAY YET BE PURCHASED UNDER THE
      PERIOD        UNITS) PURCHASED  SHARE (OR UNIT)           OR PROGRAMS                     PLANS OR PROGRAMS
-------------------------------------------------------------------------------------------------------------------------------
  May 1, 2006 to         21,832           $3.3459                  21,832                           30,874,699
   May 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
 June 1, 2006 to         23,032           $3.1729                  23,032                           30,874,699
  June 30, 2006
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 July 1, 2006 to         23,210           $3.2023                  23,210                           30,874,699
  July 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
August 1, 2006 to        22,537           $3.2496                  22,537                           30,874,699
 August 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
September 1, 2006        22,634           $3.2664                  22,634                           30,874,699
 to September 30,
       2006
-------------------------------------------------------------------------------------------------------------------------------
 October 1, 2006         22,607           $3.2858                  22,607                           30,874,699
  to October 31,
       2006
-------------------------------------------------------------------------------------------------------------------------------
      Total             135,853           $3.2542                 135,853                           30,874,699
-------------------------------------------------------------------------------------------------------------------------------

a.       The date each plan or program  was  announced:  January 21, 2000
b.       The dollar  amount  (or  share  or unit  amount)  approved  :  NONE
c.       The expiration date (if any) of each plan or program:  NONE
d. Each plan or program that has expired during the period covered by the table: NONE
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.: NONE


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
    (b) There were no changes to the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) The registrant's code of ethics is incorporated by reference to Exhibit (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on January 6, 2006 (Accession No. 0000950134-06-000204).

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) PROSPECT STREET(R) HIGH INCOME PORTFOLIO, INC.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              DECEMBER 21, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              DECEMBER 21, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              DECEMBER 21, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.